Leases (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2019 ILS (₪)
Disclosure of leases [text block] [Abstract]
Agreement to lease, description	The agreement is for ten years and includes three option periods up to 24 years and 8 months, as from January 1, 2021.
Annual rent	₪ 20